Loans - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 851	$ 926
Probability weighting percentage	100.00%
Probability weighting percentage exceed	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 261	$ 284
Probability weighting percentage	100.00%